Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Trade debtors	$ 3,034,897	$ 2,327,364
Other receivables	529,436	519,865
Total trade and other receivables	$ 3,564,333	$ 2,847,229